Premises and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Operating lease, expiry date	2017
Operating lease, description	The Company also has an operating lease that expires in November, 2017, with no options to renew.
Rent expense under operating lease	$ 147,000	$ 137,000
Options to extend operating lease	Two 5-year options to extend
Operating lease, expiry period	2017-11